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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [ ]; Amendment Number:

         This Amendment (Check only one.):       [ ] is a restatement.

                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Soros Fund Management LLC
Address:          888 Seventh Avenue
                  New York, New York  10106

Form 13F File Number:      028-06420

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Jodye M. Anzalotta
Title:            Assistant General Counsel
Phone:            212-320-5531

Signature, Place, and Date of Signing:

 /s/ Jodye M. Anzalotta           New York, New York          November 14, 2008
------------------------      --------------------------   --------------------
      [Signature]                  [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                          1
                                                           ------------------

Form 13F Information Table Entry Total:                                   105
                                                           ------------------

Form 13F Information Table Value Total:                            $3,837,750
                                                           ------------------
                                                                  (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NO.               FORM 13F FILE NUMBER               NAME
         -------           -------------------------          ------------------

         1.                028-10418                          George Soros




                                                         Soros Fund Management LLC
                                                        Form 13F Information Table
                                                     Quarter ended September 30, 2008




                                                                                       INVESTMENT DISCRETION      VOTING AUTHORITY
                                                   FAIR MARKET     SHARES OR
                         TITLE OF          CUSIP      VALUE       PRINCIPAL   SH/ PUT/      SHARED- SHARED- OTHER
ISSUER                     CLASS           NUMBER (IN THOUSANDS)    AMOUNT    PRN CALL SOLE DEFINED OTHER   MNGRS** SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
AT&T INC                   COM            00206R102   $2,373          85,000  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------
                           SB NT CV
AGERE SYS INC              6.5%09         00845VAA8   $78,786     78,006,000  PRN        X                    1       X
------------------------------------------------------------------------------------------------------------------------------------
ALCATEL-LUCENT             SPONSORED ADR  013904305   $192            50,000  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------
ALLOS THERAPEUTICS INC     COM            019777101   $4,530         611,353  SH                      X       1             X
------------------------------------------------------------------------------------------------------------------------------------
AMAZON COM INC             COM            023135106   $437             6,000  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------
                           SR NT CV
AMDOCS LTD                 0.5% 24        02342TAD1   $1,943       2,000,000  PRN        X                    1       X
------------------------------------------------------------------------------------------------------------------------------------
ANHEUSER BUSCH COS INC     COM            035229103   $13,032        200,862  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------
ARCH COAL INC              COM            039380100   $94,641      2,877,486  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------
                           SR NT CV
AUDIOCODES LTD             2%24           050732AB2   $112,153   117,746,000  PRN        X                    1       X
------------------------------------------------------------------------------------------------------------------------------------
AUXILIUM PHARMACEUTICALS
INC                        COM            05334D107   $33,734      1,041,180  SH                      X       1             X
------------------------------------------------------------------------------------------------------------------------------------
BANK OF AMERICA
CORPORATION                COM            060505104   $4,130         118,000  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------
BANK OF NEW YORK MELLON
CORP                       COM            064058100   $1,857          57,000  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------
BEST BUY INC               COM            086516101   $20,513        547,000  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------
BIGBAND NETWORKS INC       COM            089750509   $637           172,500  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------
BLUEFLY INC                COM            096227301   $11,518      4,860,115  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------
BUFFALO WILD WINGS INC     COM            119848109   $18,751        465,973  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------
CME GROUP INC              COM            12572Q105   $2,972           8,000  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------
CSG SYS INTL INC           COM            126349109   $1,753         100,000  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------
CA INC                     COM            12673P105   $974            48,804  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------
CADENCE DESIGN SYSTEM INC  COM            127387108   $1,994         295,000  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------



                                                                                       INVESTMENT DISCRETION      VOTING AUTHORITY
                                                   FAIR MARKET     SHARES OR
                         TITLE OF          CUSIP      VALUE       PRINCIPAL   SH/ PUT/      SHARED- SHARED- OTHER
ISSUER                     CLASS           NUMBER (IN THOUSANDS)    AMOUNT    PRN CALL SOLE DEFINED OTHER   MNGRS** SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
CARMAX INC                 COM            143130102   $700            50,000  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------
CARMAX INC                 COM            143130102   $3,920         280,000  SH  PUT    X                    1       X
------------------------------------------------------------------------------------------------------------------------------------
CENTENNIAL COMMUNCTNS
CORP NEW                   CL A NEW       15133V208   $3,111         498,546  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------
CHESAPEAKE ENERGY CORP     COM            165167107   $20,763        579,000  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------
CIENA CORP                 COM NEW        171779309   $504            50,000  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------
CITI TRENDS INC            COM            17306X102   $14,965        918,671  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------
CLEAN ENERGY FUELS CORP    COM            184499101   $797            56,306  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------
COLLECTIVE BRANDS INC      COM            19421W100   $3,516         192,000  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------
COMPANHIA SIDERURGICA      SPONSORED
NACION                     ADR            20440W105   $3,391         159,489  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------
                           SPONSORED
COMPNIA VALE DO RIO DOCE   ADR            204412209   $9,384         490,000  SH  CALL   X                    1       X
------------------------------------------------------------------------------------------------------------------------------------
CONOCOPHILLIPS             COM            20825C104   $125,104     1,707,900  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------
CONSOL ENERGY INC          COM            20854P109   $38,257        833,658  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------
                           SUB NT CV
CYMER INC                  3.5%09         232572AE7   $18,120     18,303,000  PRN        X                    1       X
------------------------------------------------------------------------------------------------------------------------------------
DIGIRAD CORP               COM            253827109   $540           473,652  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------
                           SR NT CV
DIGITAL RIV INC            1.25%24        25388BAB0   $13,808     14,000,000  PRN        X                    1       X
------------------------------------------------------------------------------------------------------------------------------------
DR PEPPER SNAPPLE
GROUP INC                  COM            26138E109   $2,939         111,000  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------
ECHOSTAR CORP              CL A           278768106   $615            25,500  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------
EMULEX CORP                COM NEW        292475209   $22,905      2,146,666  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------
ENTERGY CORP NEW           COM            29364G103   $2,759          31,000  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------
EXTREME NETWORKS INC       COM            30226D106   $576           170,799  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY NATL
INFORMATION SVCS           COM            31620M106   $3,247         175,891  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------



                                                                                       INVESTMENT DISCRETION      VOTING AUTHORITY
                                                   FAIR MARKET     SHARES OR
                         TITLE OF          CUSIP      VALUE       PRINCIPAL   SH/ PUT/      SHARED- SHARED- OTHER
ISSUER                     CLASS           NUMBER (IN THOUSANDS)    AMOUNT    PRN CALL SOLE DEFINED OTHER   MNGRS** SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
GATX COR                   COM            361448103   $874            22,100  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------
GENERAL GROWTH PPPTYS IN   COM            370021107   $2,173         143,900  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS GROUP INC    COM            38141G104   $1,638          12,800  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------
HSN INC                    COM            404303109   $1,601         145,400  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------
HESS CORP                  COM            42809H107   $171,218     2,085,988  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------
ITT CORP NEW               COM            450911102   $222             4,000  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL RECTIFIER
CORP                       COM            460254105   $18,938        995,666  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------
INTERNET BRANDS INC        COM CLASS A    460608102   $2,211         317,258  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------
INTERSIL CORP              CL A           46069S109   $2,073         125,000  SH  CALL   X                    1       X
------------------------------------------------------------------------------------------------------------------------------------
                           DJ US REAL
ISHARES TR                 EST            464287739   $80,535      1,300,000  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------
JETBLUE  AWYS CORP         COM            477143101   $22,735      4,593,030  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------
KIMCO REALTY CORP          COM            49446R109   $2,054          55,600  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------
                           SUB CV NT
LSI CORPORATION            4%10           502161AJ1   $96,226     98,190,000  PRN        X                    1       X
------------------------------------------------------------------------------------------------------------------------------------
LATTICE SEMICONDUCTOR
CORP                       COM            518415104   $16,906      8,206,866  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------
LENDER PROCESSING
SVCS INC                   COM            52602E102   $1,831          60,000  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------
                           SR CV
LINEAR TECHNOLOGY CORP     3.125%27       535678AD8   $5,490       6,000,000  PRN        X                    1       X
------------------------------------------------------------------------------------------------------------------------------------
LORILLARD INC              COM            544147101   $1,423          20,000  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------
                           SR NT
MACROVISION CORP           CV2.625%11     555904AB7   $37,736     46,160,000  PRN        X                    1       X
------------------------------------------------------------------------------------------------------------------------------------
MACROVISION SOLUTIONS
CORP                       COM            55611C108   $3                 171  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------
MAP PHARMACEUTICALS INC    COM            56509R108   $41,251      4,076,169  SH                      X       1             X
------------------------------------------------------------------------------------------------------------------------------------
MASTERCARD INC             CL A           57636Q104   $709             4,000  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------



                                                                                       INVESTMENT DISCRETION      VOTING AUTHORITY
                                                   FAIR MARKET     SHARES OR
                         TITLE OF          CUSIP      VALUE       PRINCIPAL   SH/ PUT/      SHARED- SHARED- OTHER
ISSUER                     CLASS           NUMBER (IN THOUSANDS)    AMOUNT    PRN CALL SOLE DEFINED OTHER   MNGRS** SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
                           SB NT CV
MCDATA CORP                2.25%10        580031AD4   $73,270     79,211,000  PRN        X                    1       X
------------------------------------------------------------------------------------------------------------------------------------
MEDIVATION INC             COM            58501N101   $265            10,000  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------
MERCURY COMPUTER SYS       COM            589378108   $9,018       1,013,241  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------
                           SR NT CV
MERCURY COMPUTER SYS       2%24           589378AB4   $116,456   119,688,000  PRN        X                    1       X
------------------------------------------------------------------------------------------------------------------------------------
MICROSOFT CORP             COM            594918104   $2,109          79,000  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------
MICRON TECHNOLOGY INC      COM            595112103   $203            50,000  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------
NII HLDGS INC              CL B NEW       62913F201   $2,470          65,145  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------
NASDAQ OMX GROUP INC       COM            631103108   $2,195          71,800  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------
                           SR DB CV
NOVELL INC                 0.5%24         670006AC9   $77,143     80,778,000  PRN        X                    1       X
------------------------------------------------------------------------------------------------------------------------------------
PAETEC HOLDING CORP        COM            695459107   $215           100,000  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------
PETROLEO BRASILEIRO SA     SPONSORED
PETROBR                    ADR            71654V408   $930,740    21,177,237  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------
PETROLEO BRASILEIRO SA     SPONSORED
PETROBR                    ADR            71654V408   $32,963        750,000  SH  CALL   X                    1       X
------------------------------------------------------------------------------------------------------------------------------------
POTASH CORP SASK INC       COM            73755L107   $441,049     3,341,027  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------
POWERSHARES QQQ TRUST      UNIT SER 1     73935A104   $77,820      2,000,000  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------
                           SB NT CV
RF MICRODEVICES INC        1.5%10         749941AE0   $124,471   146,437,000  PRN        X                    1       X
------------------------------------------------------------------------------------------------------------------------------------
                           SUB NT
RF MICRODEVICES INC        CV0.75%12      749941AG5   $95,736    132,865,000  PRN        X                    1       X
------------------------------------------------------------------------------------------------------------------------------------
RADISYS CORP               COM            750459109   $318            37,000  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------
                           SR NT
RADISYS CORP               CV1.375%23     750459AD1   $19,864     20,039,000  PRN        X                    1       X
------------------------------------------------------------------------------------------------------------------------------------
                           SR DEB CV
RED HAT INC                0.5%24         756577AB8   $55,194     56,035,000  PRN        X                    1       X
------------------------------------------------------------------------------------------------------------------------------------
REPLIDYNE INC              COM            76028W107   $1,800       1,487,808  SH                      X       1             X
------------------------------------------------------------------------------------------------------------------------------------



                                                                                       INVESTMENT DISCRETION      VOTING AUTHORITY
                                                   FAIR MARKET     SHARES OR
                         TITLE OF          CUSIP      VALUE       PRINCIPAL   SH/ PUT/      SHARED- SHARED- OTHER
ISSUER                     CLASS           NUMBER (IN THOUSANDS)    AMOUNT    PRN CALL SOLE DEFINED OTHER   MNGRS** SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
RESEARCH IN MOTION LTD     COM            760975102   $110,018     1,610,810  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------
SCHLUMBERGER LTD           COM            806857108   $42,559        545,000  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------
SPRINT NEXTEL CORP         COM SER 1      852061100   $488            80,000  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------
SUNCOR ENERGY INC          COM            867229106   $21,196        503,000  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------
SUNTRUST BKS IN            COM            867914103   $2,722          60,500  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------
                           CONT SB NT
SYMMETRICOM INC            CV 25          871543AB0   $37,218     45,410,000  PRN        X                    1       X
------------------------------------------------------------------------------------------------------------------------------------
TW TELECOM INC             COM            87311L104   $312            30,000  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------
                           SR DB CV
TECH DATA CORP             2.75%26        878237AE6   $13,600     16,000,000  PRN        X                    1       X
------------------------------------------------------------------------------------------------------------------------------------
TEKELEC                    COM            879101103   $979            70,000  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------
TERADATA CORP DEL          COM            88076W103   $2,145         110,000  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------
TICKETMASTER               COM            88633P302   $1,370         127,691  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------
TIME WARNER CABLE INC      CL A           88732J108   $331            13,695  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------
UNIBANCO-UNIAO DE BANCOS   GDR REP
BRASL                      PFD UT         90458E107   $6,282          62,250  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------
                           SB NT
VEECO INSTRS INC DEL       CV4.125%08     922417AB6   $4,545       4,545,000  PRN        X                    1       X
------------------------------------------------------------------------------------------------------------------------------------
VERIZON COMMUNICATIONS
INC                        COM            92343V104   $1,284          40,000  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------
WAL MART STORES INC        COM            931142103   $227,096     3,791,890  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------
WHITING PETE CORP NEW      COM            966387102   $26,367        370,017  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------
WIND RIVER SYSTEMS INC     COM            973149107   $32,210      3,221,031  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------
FRONTLINE LTD              SHS            G3682E127   $10,532        219,000  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------
GREENLIGHT CAPITAL RE LTD  CLASS A        G4095J109   $1,264          55,000  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------
RADWARE LTD                ORD            M81873107   $657            78,877  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------
GLOBAL SHIP LEASE INC NEW  SHS A          Y27183105   $23,888      3,750,000  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------
                           *W / EXP
GLOBAL SHIP LEASE INC NEW  08/24/2010     Y27183113   $2,700       3,750,000  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------
Total Fair Market Value                               $3,837,750
(in thousands)


The following investment managers that are required to file a report pursuant
Section 13 (f) of the Securities and Exchange Act of 1934 ("Section 13 (f)") exercise investment discretion with respect to certain securities held in accounts for which Soros Fund Management LLC ("SFM LLC") acts as principal investment manager, and certain limited partnerships in which such accounts are directly or indirectly partners, and such managers will report such positions on their reports:


         028-06437       Atlantic Investment Management, Inc.
         028-05875       Blavin & Company, Inc.
         028-12212       Discovery Capital Management, LLC
         028-11106       EAC Management LP
         028-11486       Horseman Capital Management Ltd.
         028-12186       Lloyd George Management (BVI) Ltd.
         028-06256       Martin Currie Investment Management Ltd.
         028-10804       RR Partners LP
         028-05395       Select Equity Group, Inc.
         028-05369       Sirios Capital Management, L.P.



** Certain securities reported herein are managed by investment managers that are not required to file a report pursuant to Section 13(f). The inclusion of such securities herein shall not be deemed an admission that George Soros or SFM LLC has investment discretion or voting authority over such securities.